Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	$ 14,514	$ 6,869	$ 6,869	$ 1,708	$ 1,786
Allowance for doubtful accounts	$ 4,389	$ 1,305	26,860	14,602	3,314
Charge-offs			(19,155)	(9,531)	(3,316)
Effect of changes in foreign exchange rates			(60)	90	(76)
Balance at December 31			$ 14,514	$ 6,869	$ 1,708